Consolidated Statement of Stockholders' Deficit - USD ($)	Series B & C Redeemable Preferred Stock [Member] Temporary Equity [Member]	Series E Preferred Stock [Member] Preferred Stock [Member]	Series F Preferred Stock [Member] Preferred Stock [Member]	Series G Preferred Stock [Member] Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Feb. 28, 2023		$ 3,350	$ 101,619		$ 58,489	$ 80,247,252	$ (112,253,711)	$ (31,843,001)
Balance, shares at Feb. 28, 2023		3,350,000	2,533		5,848,741,599
Issuance of shares, net of $701,565 issuance costs					$ 33,834	10,792,061		10,825,895
Issuance of shares, net of issuance costs, shares					3,383,509,359
Relative fair value of Series F warrants issued with debt						1,209,206		1,209,206
Shares issued for services					$ 65	44,395		44,460
Shares issued for services, shares					6,500,000
Stock based compensation						272,599		272,599
Net income							(20,708,716)	(20,708,716)
Balance at Feb. 29, 2024		$ 3,350	$ 101,619		$ 92,388	92,565,513	(132,962,427)	(40,199,557)
Balance, shares at Feb. 29, 2024		3,350,000	2,533		9,238,750,958
Issuance of shares, net of $701,565 issuance costs					$ 49,796	13,070,883		13,120,679
Issuance of shares, net of issuance costs, shares					4,979,636,877
Stock based compensation						331,685		331,685
Net income							(18,935,592)	(18,935,592)
Cumulative Effect Adjustment RFV discount per adoption of ASU 2020-06 at March 1, 2024							(4,175,535)	(4,175,535)
Debt exchanged for common stock					$ 1,941	560,059		562,000
Debt exchanged for common stock, shares					194,065,933
Series F Preferred Shares exchanged for debt			$ (20)			(65,793)	(334,187)	(400,000)
Series F Preferred Shares exchanged for debt, shares			(20)
Issuance of Series B Preferred Shares	$ 360,000					(82,000)		(82,000)
Issuance of Series B Preferred Shares,shares	300
Series B Preferred Shares issued as commitment fee	$ 24,000					(24,000)		(24,000)
Series B Preferred Shares issued as commitment fee, shares	20
Series B Preferred shares issued as dividend	$ 5,188					(5,188)		(5,188)
Series B Preferred shares issued as dividend,shares	4
Redemption of Series B Preferred shares	$ (389,188)					89,189	(89,189)
Redemption of Series B Preferred shares,shares	(324)
Issuance of Series C Preferred Shares	$ 402,084					(123,504)		(123,504)
Issuance of Series C Preferred Shares,shares	306
Balance at Feb. 28, 2025	$ 402,084	$ 3,350	$ 101,599		$ 144,125	$ 106,316,844	$ (156,496,930)	$ (49,931,012)
Balance, shares at Feb. 28, 2025	306	3,350,000	2,513		14,412,453,768